Commitments and Contingencies (Details) - Schedule of lease related balances - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Related Balances [Abstract]
Current portion of operating lease ROU assets - included in current assets held for sale		$ 76,454
Total operating lease assets		76,454
Liabilities
Current portion of ROU liabilities - included in current liabilities held for sale		69,812
Total operating lease liabilities		$ 69,812